Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (49,710)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	27,896
Amortization and impairment of intangible assets	84,252
Amortization of debt issuance costs and non-cash interest expense	12,679
Stock-based compensation expense	3,382
Loss (gain) on disposal of assets, net	(2,094)
Deferred income tax benefit	(23,690)
Provisions for doubtful accounts and sales returns	34,904
Inventory reserves	7,462
Gain on disposal of discontinued operations	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(15,156)
Inventories	(1,868)
Prepaid expenses and other assets	3,438
Accrued interest	2
Accounts payable and other current liabilities	(13,310)
Net cash provided by (used in) operating activities	67,794
Cash Flows From Investing Activities:
Purchases of property and equipment	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	(13,086)
Proceeds received upon disposition of discontinued operations, net	21,846
Other investing activities, net	4,112
Net cash used in investing activities	(16,000)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	68,260
Repayments of debt and capital lease obligations	(103,521)
Net cash provided by (used in) financing activities	(35,261)
Effect of exchange rate changes on cash and cash equivalents	(2,405)
Net increase (decrease) in cash and cash equivalents	14,128
Cash and cash equivalents at beginning of period	30,483
Cash and cash equivalents at end of period	44,611
Supplemental disclosures of cash flow information:
Cash paid for interest	144,215
Cash paid for taxes, net	3,777
Non-cash investing and financing activities:
Increases in property and equipment and in other liabilities in connection with capitalized software costs	3,876
Issuance of notes payable in connection with acquisitions	$ 2,860